LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES (Schedule Of Long-Term Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Long-term debt	$ 1,045	$ 724
Less - current maturities (trade payables)	(658)	(416)
Long-term debt, excluding current maturities	387	308
U. S. Dollar [Member]
Debt Instrument [Line Items]
Long-term debt	$ 381	503
U. S. Dollar [Member] | Minimum [Member]
Debt Instrument [Line Items]
Annual interest rate	3.50%
U. S. Dollar [Member] | Maximum [Member]
Debt Instrument [Line Items]
Annual interest rate	5.00%
NIS - Fixed interest rate [Member]
Debt Instrument [Line Items]
Long-term debt	$ 664	$ 221
NIS - Fixed interest rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Annual interest rate	5.00%
NIS - Fixed interest rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Annual interest rate	5.50%